Capital stock (Details)				3 Months Ended	12 Months Ended
	May 09, 2018 shares	Feb. 26, 2018 CAD ($) shares	Jan. 31, 2018 shares	Dec. 20, 2018 CAD ($) shares	Sep. 30, 2018 CAD ($) shares vote	Sep. 30, 2017 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance				$ 6,684,807,000	$ 6,202,626,000	$ 6,464,608,000
Issued upon exercise of stock options (in shares) | shares					2,737,156	2,079,150
Issued upon exercise of stock options					$ 77,212,000	$ 49,774,000
PSUs exercised					$ 0	0
Purchased and not cancelled (in shares) | shares					0
Purchased and not cancelled					$ (402,000)
Purchased and held in trust					(24,789,000)
Shares held in trust resold					528,000	4,046,000
Ending balance					6,684,807,000	6,202,626,000
Purchase and cancellation of Class A subordinate voting shares					794,076,000	1,246,664,000
Contributed surplus
Reconciliation of number of shares outstanding [abstract]
Beginning balance				$ 213,195,000	194,071,000	186,901,000
Issued upon exercise of stock options					(17,340,000)	(11,169,000)
PSUs exercised					(7,439,000)	(23,666,000)
Shares held in trust resold					24,000	1,601,000
Ending balance					213,195,000	194,071,000
Contributed surplus | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Issued upon exercise of stock options					(17,340,000)	(11,169,000)
Purchased and held in trust					$ 24,000	$ 1,601,000
Capital stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares				279,370,820	286,959,543	304,809,661
Beginning balance				$ 2,018,592,000	$ 2,054,725,000	$ 2,194,731,000
Issued upon exercise of stock options (in shares) | shares					2,737,156	2,079,150
Issued upon exercise of stock options					$ 94,552,000	$ 60,943,000
PSUs exercised (in shares) | shares					0	0
PSUs exercised					$ 7,439,000	$ 23,666,000
Purchased and cancelled (in shares) | shares					(10,325,879)	(19,929,268)
Purchased and cancelled					$ (113,437,000)	$ (227,060,000)
Purchased and held in trust (in shares) | shares					0
Purchased and held in trust					$ (24,789,000)
Shares held in trust resold (in shares) | shares					0	0
Shares held in trust resold					$ 504,000	$ 2,445,000
Conversion of shares (in shares) | shares					0
Conversion of shares					$ 0
Ending balance (in shares) | shares					279,370,820	286,959,543
Ending balance					$ 2,018,592,000	$ 2,054,725,000
Capital stock | Preferred shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote					1
Capital stock | Class A subordinate shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote					1
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares				250,425,114	254,106,795	271,956,913
Beginning balance				$ 1,978,210,000	$ 2,008,892,000	$ 2,148,898,000
Issued upon exercise of stock options (in shares) | shares					2,737,156	2,079,150
Issued upon exercise of stock options					$ 94,552,000	$ 60,943,000
PSUs exercised (in shares) | shares					0	0
PSUs exercised					$ 7,439,000	$ 23,666,000
Purchased and cancelled (in shares) | shares					(10,325,879)	(19,929,268)
Purchased and cancelled					$ (113,437,000)	$ (227,060,000)
Purchased and not cancelled (in shares) | shares					0
Purchased and not cancelled					$ (402,000)
Purchased and held in trust (in shares) | shares					0
Purchased and held in trust					$ (24,789,000)
Shares held in trust resold (in shares) | shares					0	0
Shares held in trust resold					$ 504,000	$ 2,445,000
Conversion of shares (in shares) | shares	875,659	3,031,383			3,907,042
Conversion of shares					$ 5,451,000
Ending balance (in shares) | shares					250,425,114	254,106,795
Ending balance					$ 1,978,210,000	$ 2,008,892,000
Shares purchased (in shares) | shares					372,290
Shares held in trust resold (in shares) | shares					7,711	64,000
Capital stock | Class B multiple voting shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote					10
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares				28,945,706	32,852,748	32,852,748
Beginning balance				$ 40,382,000	$ 45,833,000	$ 45,833,000
Issued upon exercise of stock options (in shares) | shares					0	0
Issued upon exercise of stock options					$ 0	$ 0
PSUs exercised (in shares) | shares					0	0
PSUs exercised					$ 0	$ 0
Purchased and cancelled (in shares) | shares					0	0
Purchased and cancelled					$ 0	$ 0
Purchased and not cancelled (in shares) | shares					0
Purchased and not cancelled					$ 0
Purchased and held in trust (in shares) | shares					0
Purchased and held in trust					$ 0
Shares held in trust resold (in shares) | shares					0	0
Shares held in trust resold					$ 0	$ 0
Conversion of shares (in shares) | shares	875,659	3,031,383			(3,907,042)
Conversion of shares					$ (5,451,000)
Ending balance (in shares) | shares					28,945,706	32,852,748
Ending balance					$ 40,382,000	$ 45,833,000
Retained earnings
Reconciliation of number of shares outstanding [abstract]
Beginning balance				$ 4,251,424,000	3,794,439,000	3,778,848,000
Ending balance					$ 4,251,424,000	$ 3,794,439,000
PSUs
Reconciliation of number of shares outstanding [abstract]
PSUs exercised (in shares) | shares					172,068,000	659,640,000
PSUs | Capital stock
Reconciliation of number of shares outstanding [abstract]
PSUs exercised (in shares) | shares					172,068	659,640
PSUs | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding, held in trust (in shares) | shares					661,179	468,668
NCIB | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares					(3,510,700)	(15,074,900)
Purchased and cancelled					$ 293,671,000	$ 946,664,000
Number of shares authorized for purchase and cancellation (in shares) | shares			20,595,539
NCIB | Retained earnings | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled					$ 265,563,000	$ 823,450,000
Caisse de depot | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares					(3,634,729)	(4,854,368)
Purchased and cancelled					$ 272,842,000	$ 300,000,000
Caisse de depot | Retained earnings | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled					195,062,000	$ 196,154,000
Private Agreement - Founder and Executive Chairman of the Board | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled		$ 231,443,000
Number of shares authorized for purchase and cancellation (in shares) | shares		3,230,450
Transaction costs					$ 300,000
Private Agreement - Founder and Executive Chairman of the Board | Retained earnings | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled		$ 223,792,000
Major ordinary share transactions [member] | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares				(50,000)
Purchased and cancelled				$ 402,000
Purchase and cancellation of Class A subordinate voting shares				$ (4,180,000)